CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2012 Corporate Bond ETF
 Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Supplement to the currently effective Prospectus for the above-listed Funds:

The Guggenheim BulletShares 2011 Corporate Bond ETF has liquidated. Therefore, all references in the Prospectus to the Guggenheim BulletShares 2011 Corporate Bond ETF are hereby deleted.

The eighth sentence in each of the “Summary Information—Guggenheim BulletShares 2012 High Yield Corporate Bond ETF—Principal Investment Strategies,” “Summary Information—Guggenheim BulletShares 2013 High Yield Corporate Bond ETF—Principal Investment Strategies,” “Summary Information—Guggenheim BulletShares 2014 High Yield Corporate Bond ETF—Principal Investment Strategies” and “Summary Information—Guggenheim BulletShares 2015 High Yield Corporate Bond ETF—Principal Investment Strategies” sections of the Prospectus is hereby replaced in its entirety with the following:

In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The following disclosure is hereby added to each of the “Summary Information—Guggenheim BulletShares 2012 High Yield Corporate Bond ETF—Principal Investment Risks,” “Summary Information—Guggenheim BulletShares 2013 High Yield Corporate Bond ETF—Principal Investment Risks,” “Summary Information—Guggenheim BulletShares 2014 High Yield Corporate Bond ETF—Principal Investment Risks” and “Summary Information—Guggenheim BulletShares 2015 High Yield Corporate Bond ETF—Principal Investment Risks” sections of the Prospectus:

Risk of Cash Transactions. In certain instances, unlike most ETFs, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different

ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

The third sentence in each of the “Summary Information—Guggenheim BulletShares 2012 High Yield Corporate Bond ETF—Purchase and Sale of Shares,” “Summary Information—Guggenheim BulletShares 2013 High Yield Corporate Bond ETF—Purchase and Sale of Shares,” “Summary Information—Guggenheim BulletShares 2014 High Yield Corporate Bond ETF—Purchase and Sale of Shares” and “Summary Information—Guggenheim BulletShares 2015 High Yield Corporate Bond ETF—Purchase and Sale of Shares” sections of the Prospectus is hereby replaced in its entirety with the following:

Creation Unit transactions are typically constructed in exchange for the deposit or delivery of in kind securities and/or cash.

The third and fourth numbered items in the “Additional Information about the Funds’ Principal Investment Strategies and Principal Investment Risks—Index Construction—High Yield Indices” section of the above-listed Funds’ Prospectus are hereby replaced in their entirety with the following:

3. Each Index is constructed as follows:

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On an annual basis, each Index undergoes an effective maturity reconstitution, where bonds in the universe of eligible securities are assigned to an Index based on their actual maturities or, in the case of callable bonds, effective maturities as determined by a proprietary rules based process.

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Prior to the final annual reconstitution of each Index, such Index is rebalanced based on the market values of the Index’s constituents on a monthly basis. Additions to or removals from the universe of eligible securities are reflected in each monthly rebalancing.

•
Prior to the final annual reconstitution of each Index, coupon payments and proceeds of constituents that are called or mature between rebalances are reinvested in 13-week U.S. Treasury Bills until the next monthly rebalancing of the Index.

•	After the final annual reconstitution of each Index:

•
Such Index is calculated using a proprietary methodology that seeks to track the return of a held-to-maturity individual bond. In accordance with this methodology, the portfolio of bonds established in connection with the final annual reconstitution of such Index will be fixed for the remainder of the life of the Index.

•
As bonds in an Index mature or are called and principal is returned, coupon payments and proceeds are re-invested in 13-week U.S. Treasury Bills until the termination of the Index. It is expected that each Index will consist largely, if not completely, of assets invested in such instruments when it terminates.

4. Target Weights

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Each Index employs a market value weighting methodology to weight individual positions, subject to a 5% limit on individual issuers in each Index at each monthly rebalancing prior to the final annual reconstitution of an Index. Once set, target weights are free to float due to market actions.

5.	Decisions regarding additions to and removals from an Index are made by the Index Provider and are subject to periodic review by a policy steering committee known as the BulletShares® Index Committee.

The first sentence in the “How to Buy and Sell Shares—How to Buy Shares” section of the above-listed Funds’ Prospectus is hereby replaced in its entirety with the following:

In order to purchase Creation Units of each Fund, an investor must generally deposit a designated portfolio of corporate bonds constituting a substantial replication, or a representation, of the securities included in the Index (the “Deposit Securities”) (and/or an amount of cash in lieu of some or all of the Deposit Securities) and generally make a small cash payment referred to as the “Cash Component.”

The fourth sentence in the “How to Buy and Sell Shares—Redemption of Shares” section of the above-listed Funds’ Prospectus is hereby replaced in its entirety with the following:

Unless cash redemptions or partial cash redemptions are available or specified for each Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes.

The disclosure in the “Frequent Purchases and Redemptions” section of the above-listed Funds’ Prospectus is hereby replaced in its entirety with the following:

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders when they considered that no restriction or policy was necessary. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not involve the Funds directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. To the extent the Funds may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to the Funds and increased transaction costs, which could negatively impact the Funds’ ability to achieve their investment objectives.

However, the Board noted that direct trading by APs is critical to ensuring that the Funds’ Shares trade at or close to NAV. In addition, the Funds impose fixed and variable transaction fees on purchases and redemptions of Creation Units to cover brokerage fees and custodial and other costs incurred by the Funds in effecting trades, thus reducing the risk of dilution to the Funds. Finally, the Investment Adviser monitors orders from APs for patterns of abusive trading and the Funds reserve the right to not accept orders from APs that the Investment Adviser has determined may be disruptive to the management of the Funds or otherwise not in the Funds’ best interests.

The second sentence of the “Tax-Advantaged Product Structure” section of the above-listed Funds’ Prospectus is hereby replaced in its entirety with the following:

The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

April 30, 2012

ETF-PRO-APR12

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2012 Corporate Bond ETF
Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Supplement to the currently effective Statement of Additional Information (the “SAI”) for the above listed Funds:

The Guggenheim BulletShares 2011 Corporate Bond ETF has liquidated. Therefore, all references in the SAI to the Guggenheim BulletShares 2011 Corporate Bond ETF are hereby deleted.

The third paragraph in the “General Description of the Trust and Funds” section of the SAI is hereby deleted and replaced with the following:

Each Fund offers and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of component securities included in its Underlying Index (the “Deposit Securities”) and/or an amount of cash in lieu of some or all of the Deposit Securities, together with the deposit of a specified cash payment (the “Cash Component”). Each Fund’s Shares are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Fund Shares will trade on the NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and/or a specified cash payment. Creation Units are aggregations of 100,000 Shares for Guggenheim BulletShares 2011 Corporate Bond ETF, Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF and Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, and 150,000 Shares for Guggenheim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF and Guggenheim BulletShares 2017 Corporate Bond ETF. In the event of the liquidation of the Funds, the Trust may lower the number of Shares in a Creation Unit.

In addition, the third paragraph of the “Creation and Redemption of Creation Unit Aggregations” section of the SAI is hereby deleted and replaced with the following:

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in -kind deposit of a designated portfolio of fixed income securities — the “Deposit Securities” — (and/or an amount of cash in lieu of some or all of the Deposit Securities) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities (and/or an amount of cash in lieu of some or all of the Deposit Securities)

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and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

Also, the fourth paragraph of the “Redemption of Fund Shares in Creation Units Aggregations” subsection of the SAI is hereby deleted and replaced with the following:

Unless cash or partial cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

April 30, 2012

ETF-SAI-APR12

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